SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

Pre-Effective Amendment No.                      [  ]

Post-Effective Amendment No. 17                  [X]

and/or

REGISTRATION STATEMENT UNDER THE  INVESTMENT COMPANY ACT OF 1940    [X]

Amendment No. 18                                 [X]

(Check appropriate box or boxes)

BHIRUD FUNDS INC.

(Exact Name of Registrant as Specified in Charter)

c/o Bhirud Associates, Inc.

6 Thorndal Circle, Suite 205, Darien, CT 06820

(Address of Principal Executive Offices)(Zip code)

Registrant's Telephone Number, including Area Code: (203) 662 - 6659

SURESH BHIRUD

Bhirud Associates, Inc.

6 Thorndal Circle, Suite 205, Darien, CT 06820

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this

Registration Statement becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

          [X]   Immediately upon filing pursuant to paragraph

                 (b)

          [ ]     on November 28, 2007 pursuant to paragraph

                 (b) of Rule 485

          [  ]    60 days after filing pursuant to paragraph

                 (a) (1)

          [  ]    on (Date) pursuant to paragraph (a) (1)

          [  ]    75 days after filing pursuant to paragraph

                 (a) (2)

          [  ]    on (Date) pursuant to paragraph (a) (2)

If appropriate, check the following box:

          [   ]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder, and the Registrant filed a Rule 24f-2 Notice for its fiscal year ended July 31, 2007 on October 19, 2007.

BHIRUD FUNDS INC.

PART C - OTHER INFORMATION

     Item 23

Exhibits.

****(a)

Amended Articles of Incorporation of the Registrant.

****(b)

By-laws of the Registrant

(c)

Not applicable

****(d)

Not applicable.

(e)

Not applicable.

(f)

Not applicable.

****(g)

Form of Custody Agreement between the Registrant and The Star Bank, N. A., 425 Walnut Street, Cincinnati, OH 45202.

****(h.1)Form of Administrative Services Agreement between the

Registrant and Bhirud Associates, Inc. for the Portfolio of the

Registrant.

****(h.2)  Form of Transfer Agent Agreement between the Registrant and Mutual Shareholders Services Inc.

****(h.3) Form of Distribution Agreement between the Registrant and

Bhirud Associates, Inc.

****(h.4)  Form of Shareholder Servicing Agreement between the Registrant and Bhirud Associates, Inc.

**(i)

Opinion of Messrs. Battle Fowler LLP, as to the legality of the securities being registered, including their consent to the filing thereof and to the use of their name under the heading "Dividends, Distributions and Taxes" in the Prospectus.

***(j)

Consent of VBH, LLC, Independent Auditors.

(k)

Not applicable.

*(l)

Written assurance of Thomas James MidCap Partners, that its

purchase of shares of the Registrant was for investment purposes without any present intention of redeeming or reselling.

****(m)

Form of Distribution and Service Plan Pursuant to Rule 12b-1

under the Investment Company Act of 1940.

(n)

Not applicable.

(o)

Reserved

(p)

Codes of Ethics.  Filed with Post-Effective

Amendment No. 9 to

said Registration Statement on November 21, 2000, and

incorporated herein by reference.

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         *    Filed with Registration Statement on Form N-1A Registration No. 33 - 48013, filed  May 27, 1992, and incorporated by reference herein.

         **  Filed  with  Pre-Effective Amendment No.  1  to  said  Registration Statement on August 11, 1992, and incorporated herein by reference.

         ***  Filed  with  Post-Effective Amendment No. 7 to  said  Registration Statement on November 23, 1998, and incorporated herein by reference.

         **** Filed herewith

Item 23.  Persons Controlled by or Under Common Control with Registrant.

             None.

Item 24.  Indemnification.

             Filed as Item 27 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N -1A (Registration No. 33-48013) on August 11, 1992, and is incorporated herein by reference.

 Item 25.  Business and other Connections of Investment Adviser.

             The description of Bhirud Associates, Inc. under the caption "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting parts A and B, respectively, of the Registration Statement are incorporated herein by reference.

             Registrant's investment adviser, Bhirud Associates, Inc., is a registered investment adviser. Bhirud Associates, Inc. serves as an advisor to individual accounts having a total value of about $1.2 million.  The advisor does not serve as investment advisor to any other investment companies.

Item 26.  Principal Underwriters.

             (a) Bhirud Associates, Inc. is the Registrant's distributor.

             (b) The following are the directors and officers of Bhirud Associates, Inc.  The principal business address of each of these persons is 6 Thorndal Circle, Suite 205, Darien, CT 06820.

                Name              Position &        Position &

                                  offices with      offices with

                                  Distributor       Registrant

                Suresh L. Bhirud  President,        Director,

                                  Treasurer and     Chairman of

                                  Director          the Board,

                                                    President,

                                                    Treasurer

          Susan Bhirud      Secretary         None

Item 27.     Location of Accounts and Records.

                 Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained in the physical possession of the Registrant, at Bhirud Associates, Inc., 6 Thorndal Circle, Suite 205, Darien, CT 06820, the Registrant's advisor and administrator, and Mutual Shareholder Services, LLC, 8000 Town Centre Dr., Suite 400, Broadview Heights, OH 44147, the Registrant's transfer agent and fund accountant.

Item 28.       Management Services.

               Not applicable.

Item 29.  Undertakings.

             (a) Not applicable.

             (b) Not applicable.

             (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report upon request, without charge.

             (d) The Fund shall, if requested by the holders of at least 10% of the Portfolios outstanding shares, call a meeting of the stockholders for purposes of voting upon the question of removal of a director or directors and the Fund shall assist in communications with other stockholders.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, and State of Connecticut, on the 28th day of November, 2007.

                                BHIRUD FUNDS INC.

                            By:  /s/  Suresh L. Bhirud

                                 Suresh L. Bhirud,

                                 Chairman of the Board

            Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURE                    TITLE         DATE

     1   Principal Executive officer  Chairman of   January 11,

         and Principal Financial      the Board,    2008

         officer:                     Treasurer,

                                      President

                                      and Director

         /s/  Suresh L. Bhirud

         Suresh L. Bhirud

     2   Majority of Directors

         Timothy M. Fenton              Director

         Alexander Norman Crowder,III   Director

         M. John Sterba, Jr.            Director

                                        January 11,

         By: /s/    Suresh L. Bhirud    2008

         Suresh L. Bhirud

         Attorney - in - Fact*

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 Power of Attorney filed with Pre-Effective Amendment No. 1 to said Registration statement filed on August 11, 1992, and incorporated by reference herein.

EXHIBIT INDEX

1.

Amendment No.1 to the Registrant's Declaration of Trust

EX-99.23.a

2      By-laws                                                                                                  EX-99.23.b

3.

Management Agreement

EX-99.23.d

4.

Custody Agreement

EX-99.23.g

5.

Administration Agreement

EX-99.23.h(i)

6.

Transfer Agent Agreement

EX-99.23.h(ii)

7.

Distribution Agreement

EX-99.23(h)(iii)

8.

Shareholder Servicing Agreement

EX-99.23.(h)(iv)i

9.

12 B-1 Distribution and Service Plan

EX-99.23.m